Consolidated Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Held to Maturity, Fair Value (in Dollars)		$ 29,923
Other Real Estate, Allowance (in Dollars)	$ 1,582,101	$ 3,319,644
Preferred Stock, Stated Value (in Dollars per share)	$ 1,000	$ 1,000
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	18,021	28,000
Common Stock, Par Value (in Dollars per share)	$ 1	$ 1
Common Stock, Shares Authorized	20,000,000	20,000,000
Common Stock, Shares Issued	8,439,258	8,439,258